PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Mar. 31, 2016
PROPERTY AND EQUIPMENT
Schedule of components of property and equipment

	Thousands of Yen
	2015	2016
Leasehold improvements	¥237,870	¥604,647
Furniture and fixtures	127,254	133,207
Computers	1,165,312	1,352,862
Assets held under capital lease, principally office equipment	19,402	17,471
Motor vehicles and transport equipment	—	3,969
Total	1,549,838	2,112,156
Accumulated depreciation	(737,874)	(991,436)
Property and equipment —net	¥811,964	¥1,120,720